Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Internal costs
Total research and development expense	$ 265,554	$ 137,676
General and administrative expenses	35,200	20,498
Total operating expenses	300,754	158,174
Loss from operations	(300,754)	(158,174)
Total other income (expense), net	6,521	3,181
Net loss	(294,233)	(154,993)
Single reportable segment
External costs
Milestones related to previously acquired IPR&D assets	23,000
CRO, CMO and clinical trials	151,422	68,967
Professional consulting services	19,154	13,155
Other research and development costs	10,258	11,463
Internal costs
Personnel-related costs	46,774	32,068
Facilities and overhead costs	14,946	12,023
Total research and development expense	265,554	137,676
General and administrative expenses	35,200	20,498
Total operating expenses	300,754	158,174
Loss from operations	(300,754)	(158,174)
Total other income (expense), net	6,521	3,181
Net loss	$ (294,233)	$ (154,993)